Consolidated Income Statement - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Profit (loss) [abstract]
Revenue	$ 3,304.1	$ 2,823.5
Cost of sales	2,362.6	1,945.6
Gross profit	941.5	877.9
Research and development expenses	101.4	114.9
Selling, general and administrative expenses	415.2	380.8
Other gains – net	(22.3)	(37.4)
After tax share in profit of equity accounted investees	(33.4)	(43.2)
Operating profit	480.6	462.8
Finance expense – net	80.9	77.2
Earnings before income taxes	399.7	385.6
Income tax expense	59.6	30.9
Net income	340.1	354.7
Attributable to:
Equity holders of the Company	330.0	346.0
Non-controlling interests	$ 10.1	$ 8.7
Basic earnings per share [abstract]
Basic – continuing operations (in dollars per share)	$ 1.24	$ 1.29
Diluted earnings per share [abstract]
Diluted – continuing operations (in dollars per share)	$ 1.23	$ 1.28